Schedule of Significant Customers (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valcambi [Member] | Palmarejo San Bartolome [Member]
Customers total revenue
Customers total revenue	$ 27.2	$ 148.3	$ 39.4	$ 256.2	$ 414.4	$ 385.5	$ 174.1
Auramet [Member] | Kensington San Bartolome [Member]
Customers total revenue
Customers total revenue	44.1	19.9	68.9	33.5
Auramet [Member] | Palmarejo [Member]
Customers total revenue
Customers total revenue					94.6	50.8	79.0
Toronto Dominion Bank [Member] | Palmarejo San Bartolome Rochester [Member]
Customers total revenue
Customers total revenue	34.5	18.3
International Commodities [Member] | Palmarejo San Bartolome Rochester [Member]
Customers total revenue
Customers total revenue	25.7	7.0	40.4	23.8	58.0	112.6	36.7
Johnson Mathey [Member] | Palmarejo San Bartolome Rochester [Member]
Customers total revenue
Customers total revenue			44.8	0.9
Penoles [Member] | Martha [Member]
Customers total revenue
Customers total revenue					0.3	13.3	53.9
China Gold [Member] | Kensington [Member]
Customers total revenue
Customers total revenue					43.8	108.9	23.6
Mitsui [Member] | Palmarejo San Bartolome Rochester [Member]
Customers total revenue
Customers total revenue					$ 65.6	$ 105.1	$ 45.9